[Janus Capital Letterhead]

August 31, 2018

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	CLAYTON STREET TRUST (the “Registrant”)

1933 Act File No. 333-208542

1940 Act File No. 811-23121

Dear Sir or Madam:

On behalf of the Registrant, transmitted herewith is the preliminary proxy statement on Schedule 14A pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and a form of the proxy card relating to the joint special meeting of shareholders of the Registrant and its various series (each, a “Portfolio”) to be held on October 9, 2018. The proxy statement seeks (1) shareholder approval of the Portfolios’ new Rule 12b-1 Distribution and Shareholder Servicing Plan and (2) ratification of distribution and shareholder servicing fees paid or otherwise accrued since March 5, 2017.

No fee is required in connection with this filing pursuant to Rule 14a-6 under the Exchange Act.

If you have any questions regarding this filing, please call me at (303) 336-5065.

Sincerely,

/s/ James Kerr

James Kerr, Esq.

Assistant Secretary

Enclosures (via EDGAR only)

cc:	Byron Hittle, Esq.

Eric Purple, Esq.